REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenues Disaggregated by Type
The following table sets forth the Company’s disaggregated revenues for the years ended December 31, 2024, and 2023, as well as the relative percentage to total revenue.

	Year Ended December 31,
(in thousands)	2024		2023

Direct Business:
Direct-to-Consumer	$31,085	61%	$29,900	52%
Partner Direct	7,260	14%	4,709	8%
Enterprise	247	—%	367	1%
Total Direct Business	38,592	75%	34,976	61%

Content Licensing:
Library sales*	7,357	14%	11,739	21%
Presales	441	1%	2,308	4%
Total Content Licensing	7,798	15%	14,047	25%

Bundled Distribution	3,937	8%	6,098	11%

Other	807	2%	1,768	3%

Total revenues	$51,134		$56,889

* Amounts includes $4.5 million and $9.9 million from trade and barter transactions for the years ended December 31, 2024 and 2023, respectively.

Schedule of Revenues Expected to be Recognized in the Future Related to Performance Obligations
As of December 31, 2024, the Company expects to recognize revenues in the future related to performance obligations that are unsatisfied as follows:

	Year Ended December 31,
(in thousands)	2025	2026	2027	2028	Thereafter	Total

Remaining performance obligations	$2,130	$407	$142	$117	$68	$2,864

Schedule Of Trade and Barter Revenues
For the years ended December 31, 2024, and 2023, trade and barter revenues were as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Trade and barter license fees: Content licensing	$4,530	$9,873
Other trade and barter revenue*	—	1,130
Total trade and barter revenues	$4,530	$11,003

* Other revenue primarily relates to other marketing services

Schedule Of Trade And Barter Expenses
For the years ended December 31, 2024, and 2023, trade and barter advertising and marketing expenses were as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Trade and barter advertising and marketing	$—	$1,480

Schedule Of Trade And Barter Transactions
For the years ended December 31, 2024, and 2023, additions to content assets resulting from trade and barter transactions were as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Trade and barter additions to content assets	$4,530	$9,523